EARNINGS (LOSSES) PER SHARE - Computation of diluted earnings (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities which could potentially dilute basic earnings per share which were excluded from the computation of diluted earnings per share	280,523,900	297,781,490
Outstanding employee options and nonvested restricted stocks
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities which could potentially dilute basic earnings per share which were excluded from the computation of diluted earnings per share	53,696,490	70,954,080
Shares of convertible senior notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities which could potentially dilute basic earnings per share which were excluded from the computation of diluted earnings per share	226,827,410	226,827,410